Offerings - Offering: 1	May 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Share, par value $0.00002 per share
Amount Registered | shares	2,687,600
Proposed Maximum Offering Price per Unit	1.3350
Maximum Aggregate Offering Price	$ 3,587,946.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 495.50
Offering Note	Epsium Enterprise Limited, a British Virgin Islands company (the “Company” or “ESPM”), is registering 2,687,600 shares of Class A Ordinary Shares pursuant to the Epsium Enterprise Limited 2026 Share Incentive Plan (the “Plan”). Pursuant to paragraph (a) of Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also registered hereunder such indeterminate number of additional Class A Ordinary Shares as may become issuable under the Plan as a result of stock splits, stock dividends or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding Class A Ordinary Shares.

The offering price for these shares is estimated pursuant to Rule 457(c) and (h) of the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of calculating the registration fee and is based upon the average of the high and low prices of our Class A Ordinary Shares as quoted on the Nasdaq Capital Market on May 7, 2026, a date within five business days of the filing date.